Future Minimum Lease Payments to be Received Under Financing Leases for Future Years (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014
Future Minimum Payments Receivable [Line Items]
2015	¥ 13,690
2016	9,726
2017	7,072
2018	4,539
2019	1,634
2020 and thereafter	319
Total	¥ 36,980